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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2004
                                                ------------------

Check here if Amendment /   /; Amendment Number:
This Amendment:  (Check only one:):          /   / is a restatement
                                             /   / adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     BILL & MELINDA GATES FOUNDATION
          -------------------------------
Address:  2365 CARILLON POINT
          -------------------------------
          KIRKLAND, WA 98033
          -------------------------------

Form 13F File number:  28-10098
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:   MICHAEL LARSON
        ----------------------
Title:  AUTHORIZED AGENT
        ----------------------
Phone:  (425) 889-7900
        ----------------------

Signature, Place, and Date of Signing

/S/ MICHAEL LARSON              KIRKLAND, WASHINGTON           NOVEMBER 12, 2004
------------------------        --------------------           -----------------
     [Signature]                   [City, State]                     [Date]

Report Type (Check only one.):

/ X / 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/   /     13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/   /     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1
                                            -----------
Form 13F Information Table Entry Value:     44
                                            -----------
Form 13F Information Table Value Total:     $3,614,994
                                            -----------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number           Name

1            28-05147                       Michael Larson


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                                                    FORM 13F INFORMATION TABLE
                                                     As of September 30, 2004

                                                                     AMOUNT AND TYPE
                                                                       OF SECURITY
                                                                     ---------------                          VOTING AUTHORITY
                                  TITLE OF                   VALUE   SHARES/PRN  SH/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                     CLASS          CUSIP     (X1000)    AMOUNT    PRN  DISCRETION  MANAGERS  SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES             COM             002824100  $146,993   3,470,100  SH     OTHER         1            3,470,100
AGL RES INC                     COM             001204106   $27,118     881,300  SH     OTHER         1              881,300
AMEREN CORP                     COM             023608102   $53,631   1,162,100  SH     OTHER         1            1,162,100
BAXTER INTL INC                 COM             071813109   $64,320   2,000,000  SH     OTHER         1            2,000,000
BP PLC                          SPONSORED ADR   055622104  $247,379   4,300,000  SH     OTHER         1            4,300,000
CANADIAN NATIONAL RAILWAY CO    COM             136375102   $43,650     900,000  SH     OTHER         1              900,000
CAREER EDUCATION CORP           COM             141665109    $1,422      50,000  SH     OTHER         1               50,000
CINERGY CORP                    COM             172474108   $26,726     674,900  SH     OTHER         1              674,900
COCA COLA CO                    COM             191216100    $8,010     200,000  SH     OTHER         1              200,000
CONSOLIDATED EDISON INC         COM             209115104   $54,274   1,291,000  SH     OTHER         1            1,291,000
COSTCO WHSL CORP NEW            COM             22160K105  $159,814   3,850,000  SH     OTHER         1            3,850,000
COX COMMUNICATIONS INC          CL A            224044107  $310,624   9,375,900  SH     OTHER         1            9,375,900
DISNEY WALT CO                  COM             254687106    $2,255     100,000  SH     OTHER         1              100,000
DOMINION RES INC                COM             25746U109   $30,250     463,600  SH     OTHER         1              463,600
DUKE ENERGY CORP                COM             264399106   $11,445     500,000  SH     OTHER         1              500,000
EASTMAN KODAK CO                COM             277461109    $3,222     100,000  SH     OTHER         1              100,000
EXPEDITORS INTL WASH INC        COM             302130109   $25,798     499,000  SH     OTHER         1              499,000
EXXON MOBIL CORP                COM             30231G102  $154,656   3,200,000  SH     OTHER         1            3,200,000
FIRSTENERGY CORP                COM             337932107   $27,832     677,500  SH     OTHER         1              677,500
FOUR SEASONS HOTEL INC          LTD VTG SH      35100E104   $95,477   1,489,500  SH     OTHER         1            1,489,500
FPL GROUP INC                   COM             302571104   $26,939     394,300  SH     OTHER         1              394,300
GREAT PLAINS ENERGY INC         COM             391164100   $52,353   1,796,000  SH     OTHER         1            1,796,000
GREATER CHINA FD INC            COM             39167B102    $2,102     135,700  SH     OTHER         1              135,700
GRUPO TELEVISA SA               SP ADR REP ORD  40049J206   $78,431   1,487,400  SH     OTHER         1            1,487,400
HOME DEPOT INC                  COM             437076102   $23,520     600,000  SH     OTHER         1              600,000
HOSPIRA INC                     COM             441060100   $10,619     347,010  SH     OTHER         1              347,010
JOHNSON & JOHNSON               COM             478160104   $58,082   1,031,100  SH     OTHER         1            1,031,100
LILLY ELI & CO                  COM             532457108   $56,327     938,000  SH     OTHER         1              938,000
MAYTAG CORP                     COM             578592107   $18,370   1,000,000  SH     OTHER         1            1,000,000
MEDCO HEALTH SOLUTIONS INC      COM             58405U102   $62,138   2,010,952  SH     OTHER         1            2,010,952
MERCK & CO INC                  COM             589331107  $209,138   6,337,500  SH     OTHER         1            6,337,500
MORGAN STANLEY INDIA INVEST FD  COM             61745C105   $12,337     541,321  SH     OTHER         1              541,321
PFIZER INC                      COM             717081103  $103,755   3,390,700  SH     OTHER         1            3,390,700
REPUBLIC SVCS INC               COM             760759100   $26,784     900,000  SH     OTHER         1              900,000
SPDR TR                         UNIT SER 1      78462F103  $704,535   6,304,000  SH     OTHER         1            6,304,000
SCHERING PLOUGH CORP            COM             806605101  $209,917  11,013,500  SH     OTHER         1           11,013,500
SCHOLASTIC CORP                 COM             807066105   $38,613   1,250,000  SH     OTHER         1            1,250,000
SONY CORP                       ADR             835699307   $51,585   1,500,000  SH     OTHER         1            1,500,000
UNIVISION COMMUNICATIONS INC    CL A            914906102    $3,161     100,000  SH     OTHER         1              100,000
UNOCAL CORP                     COM             915289102   $21,500     500,000  SH     OTHER         1              500,000

                                                                     AMOUNT AND TYPE
                                                                       OF SECURITY
                                                                     ---------------                          VOTING AUTHORITY
                                  TITLE OF                   VALUE   SHARES/PRN  SH/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                     CLASS          CUSIP     (X1000)    AMOUNT    PRN  DISCRETION  MANAGERS  SOLE    SHARED   NONE
---------------------------------------------------------------------------------------------------------------------------------
UTSTARCOM INC                   COM             918076100   $26,743   1,660,000  SH     OTHER          1            1,660,000
VIACOM INC                      CL B            925524308   $33,560   1,000,000  SH     OTHER          1            1,000,000
WASTE MGMT INC                  COM             94106L109  $149,960   5,485,000  SH     OTHER          1            5,485,000
WYETH                           COM             983024100  $139,629   3,733,400  SH     OTHER          1            3,733,400